                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ECT INVESTMENTS, INC.
Address:   P.O. BOX 1792
           HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JEFFREY P. KINNEMAN
Title:     PRESIDENT
Phone:     713-853-5398

Signature, Place, and Date of Signing:

 /s/ JEFFREY P. KINNEMAN         HOUSTON, TEXAS            August 14, 2000
 -----------------------         --------------           -----------------
            [Signature]          [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:   $169110
                                          (thousands)


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                           FORM 13F INFORMATION TABLE

            COLUMN 1      COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                                     VALUE  SHRS OR  SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  RN   CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC          SUB NT CV 6% 05 00808VAA3    2126      2000  PRN           SOLE          01       2000    0      0
-----------------------------------------------------------------------------------------------------------------------------
APACHE CORP                   COM       037411105    2058     35000  SH   CALL     SOLE          01      35000    0      0
-----------------------------------------------------------------------------------------------------------------------------
AT HOME CORP           SB NT CV 144A 06 045919AD9    2830      4000  PRN           SOLE          01       4000    0      0
-----------------------------------------------------------------------------------------------------------------------------
ATWOOD OCEANICS INC           COM       050095108    2218     50000  SH            SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
BCE INC                       COM       05534B109     433     18200  SH            SOLE          01      18200    0      0
-----------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COM       17275R102    1716     27000  SH            SOLE          01      27000    0      0
-----------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                  COM       190441105    3896     64000  SH            SOLE          01      64000    0      0
-----------------------------------------------------------------------------------------------------------------------------
COMCAST CORP            ZONES CV 2% PCS 200300507    5346     47000  SH            SOLE          01      47000    0      0
-----------------------------------------------------------------------------------------------------------------------------
CONOCO INC                   CL A       208251306    5999    272700  SH            SOLE          01     272700    0      0
-----------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC      SB NT CV 144A 05 22674VAA8    3322      4000  PRN           SOLE          01       4000    0      0
-----------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE
DRILLING INC           DEB ZR0 CV144A20 25271CAB8   10312     22000  PRN           SOLE          01      22000    0      0
-----------------------------------------------------------------------------------------------------------------------------
DIGEX INC DEL                CL A       253756100     679     10000  SH            SOLE          01      10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
DIGITAL IS INC DEL      SUB NT CV 6% 05 25385NAA9    3612      5000  PRN           SOLE          01       5000    0      0
-----------------------------------------------------------------------------------------------------------------------------
EASTERN ENTERPRISES           COM       27637F100     371      5900  SH            SOLE          01       5900    0      0
-----------------------------------------------------------------------------------------------------------------------------
EDISON INTL                   COM       281020107     246     12000  SH            SOLE          01      12000    0      0
-----------------------------------------------------------------------------------------------------------------------------
ENCAL ENERGY LTD              COM       29250D107     701    110000  SH            SOLE          01     110000    0      0
-----------------------------------------------------------------------------------------------------------------------------
EXODUS
COMMUNICATIONS INC            COM       302088109     230      5000  SH            SOLE          01       5000    0      0
-----------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                 COM       302571104    1678     33900  SH            SOLE          01      33900    0      0
-----------------------------------------------------------------------------------------------------------------------------
FRIEDE GOLDMAN
HALTER INC                    COM       358430106    1730    193700  SH            SOLE          01     193700    0      0
-----------------------------------------------------------------------------------------------------------------------------
FUTURELINK CORP             COM NEW     36114Q208     359     50000  SH            SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL INDS LTD               COM       379336100     930     49300  SH            SOLE          01      49300    0      0
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL MARINE INC             COM       379352404    1973     70000  SH            SOLE          01      70000    0      0
-----------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR
TELECOMMUNICTNS LTD           COM       G3930H104    4500    500000  SH   CALL     SOLE          01     500000    0      0
-----------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR
TELECOMMUNICTNS LTD           COM       G3930H104    4950    550000  SH    PUT     SOLE          01     550000    0      0
-----------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                 COM       460146103    3823    100118  SH            SOLE          01     100118    0      0
-----------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP             COM       46612J101     599      5000  SH            SOLE          01       5000    0      0
-----------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP               COM       492386107    6164    104600  SH            SOLE          01     104600    0      0
-----------------------------------------------------------------------------------------------------------------------------

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
-----------------------------------------------------------------------------------------------------------------------------
LORAL SPACE &
COMMUNICATIONS                COM       G56462107    2800    400000  SH   CALL     SOLE          01     400000    0      0
-----------------------------------------------------------------------------------------------------------------------------
LOUIS DREYFUS NAT
GAS CORP                      COM       546011107    4696    150000  SH            SOLE          01     150000    0      0
-----------------------------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP INC          COM       55267J100    1068     50000  SH            SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP INC          COM       55267J100     513     24000  SH    PUT     SOLE          01      24000    0      0
-----------------------------------------------------------------------------------------------------------------------------
MONTANA POWER CO              COM       612085100    1603     45400  SH            SOLE          01      45400    0      0
-----------------------------------------------------------------------------------------------------------------------------
NETIQ CORP                    COM       64115P102     500      8400  SH            SOLE          01       8400    0      0
-----------------------------------------------------------------------------------------------------------------------------
NETWORKS ASSOCS INC    SB DB CV ZER0 18 640938AB2    3568     10000  PRN           SOLE          01      10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
NETWORK PLUS CORP       DS1/10 A CV7.5  64122D605    3327    110000  SH            SOLE          01     110000    0      0
-----------------------------------------------------------------------------------------------------------------------------
NEWFIELD FINL TR I        QUIPS SER A   651291205    3065     50000  SH            SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
NEXTLINK
COMMUNICATIONS INC           CL A       65333H707    2078     54800  SH            SOLE          01      54800    0      0
-----------------------------------------------------------------------------------------------------------------------------
NOBLE AFFILIATES INC.         COM       654894104    5609    150600  SH            SOLE          01     150600    0      0
-----------------------------------------------------------------------------------------------------------------------------
NOKIA CORP               SPONSORED ADR  654902204     249      5000  SH            SOLE          01       5000    0      0
-----------------------------------------------------------------------------------------------------------------------------
NORDIC AMERICAN
TANKER SHIPPING               COM       G65773106    1706    101900  SH            SOLE          01     101900    0      0
-----------------------------------------------------------------------------------------------------------------------------
NUEVO FING               TECONS SER A   670511203    1196     46000  SH            SOLE          01      46000    0      0
-----------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC  TEX         COM       67481E106    6309    444700  SH            SOLE          01     444700    0      0
-----------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC  TEX        CALL       67481E106    1418    100000  SH   CALL     SOLE          01     100000    0      0
-----------------------------------------------------------------------------------------------------------------------------
PECO ENERGY CO                COM       693304107     241      6000  SH            SOLE          01       6000    0      0
-----------------------------------------------------------------------------------------------------------------------------
PG&E CORP                     COM       69331C108     581     23600  SH            SOLE          01      23600    0      0
-----------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO             COM       730448107     471     21300  SH            SOLE          01      21300    0      0
-----------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO      SUB NT CV 5.5% 06730448AE7    5451      6500  PRN           SOLE          01       6500    0      0
-----------------------------------------------------------------------------------------------------------------------------
SANTA FE INTL CORP            ORD       G7805C108   17119    490000  SH            SOLE          01     490000    0      0
-----------------------------------------------------------------------------------------------------------------------------
SANTA FE SNYDER CORP          COM       80218K105     170     15000  SH            SOLE          01      15000    0      0
-----------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC          COM       866810104     545      6000  SH            SOLE          01       6000    0      0
-----------------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP        PIES CV 1/100S  881609408     806     75000  SH            SOLE          01      75000    0      0
-----------------------------------------------------------------------------------------------------------------------------
TEXACO INC                    COM       881694103    2662     50000  SH   CALL     SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
TIDEWATER INC                 COM       886423102    5540    153900  SH            SOLE          01     153900    0      0
-----------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                  COM NEW     891490302     283     10000  SH   CALL     SOLE          01      10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
TRICO MARINE
SERVICES INC                  COM       896106101    1192     93500  SH            SOLE          01      93500    0      0
-----------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND
SHAMROCK CORP                 COM       904000106    6316    254600  SH            SOLE          01     254600    0      0
-----------------------------------------------------------------------------------------------------------------------------
UNICOM CORP                   COM       904911104     984     25450  SH            SOLE          01      25450    0      0
-----------------------------------------------------------------------------------------------------------------------------
UNION PAC RES
GROUP INC                     COM       907834105    5933    269700  SH            SOLE          01     269700    0      0
-----------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP          COM NEW     902905827    4674    186500  SH            SOLE          01     186500    0      0
-----------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP          COM NEW     902905827    1253     50000  SH   CALL     SOLE          01      50000    0      0
-----------------------------------------------------------------------------------------------------------------------------

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
-----------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW        COM       91913Y100    1905     60000  SH            SOLE          01      60000    0      0
-----------------------------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL            COM       922122106     478     20600  SH            SOLE          01      20600    0      0
-----------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY          62 DATA RECORDS            169110
-----------------------------------------------------------------------------------------------------------------------------